UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
					FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005
Check here if Amendment [    ] ; Amendment Number:
This Amendment  (Check only one.): [    ] is a restatement.
                                   [    ] adds new holdings
							entries.

Institutional Investment Manager Filing this Report:
Name:		McHugh Associates, Inc.
Address:	259 N. Radnor Chester Road Suite 150
		Radnor, PA  19087

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Andrea Fitzgerald
Title:	Vice President
Phone:	(610) 254 - 2929
Signature, Place, and Date of Signing:
Andrea Fitzgerald	Radnor, PA		 August 5, 2005

Report Type  (Check only one):

[ X  ]	13F HOLDINGS REPORT.

[    ]     13F NOTICE.

[    ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	62

Form 13F Information Table Value Total:	$1,304,661

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC.                     COM              001055102    57517  1328962 SH       SOLE                  1304032             24930
                                                              2855    65975 SH       OTHER                   61235              4740
ALLSTATE CORP                  COM              020002101      513     8600 SH       SOLE                     8600
                                                              1792    30000 SH       OTHER                   30000
AMERICAN INTERNATIONAL GROUP I COM              026874107    49800   857157 SH       SOLE                   843042             14115
                                                              3088    53156 SH       OTHER                   51470              1686
AUTOMATIC DATA                 COM              053015103    50149  1194878 SH       SOLE                  1173408             21470
                                                              4054    96597 SH       OTHER                   86897              9700
AVON PRODUCTS, INC.            COM              054303102    49461  1306776 SH       SOLE                  1282276             24500
                                                              2929    77395 SH       OTHER                   72995              4400
BANK NEW YORK INC              COM              064057102    45886  1594400 SH       SOLE                  1567815             26585
                                                              8906   309463 SH       OTHER                  178763            130700
BIOMET INC                     COM              090613100    35603  1028105 SH       SOLE                  1006845             21260
                                                              1743    50347 SH       OTHER                   49647               700
CINTAS CORP                    COM              172908105    46552  1206021 SH       SOLE                  1188006             18015
                                                              2811    72848 SH       OTHER                   64700              8148
COCA COLA                      COM              191216100      237     5700 SH       SOLE                     5700
                                                               292     7005 SH       OTHER                    7005
COLGATE PALMOLIVE CO           COM              194162103      445     8932 SH       SOLE                     8932
                                                                84     1700 SH       OTHER                     500              1200
COSTCO WHOLESALE CORP NEW      COM              22160K105    53883  1204638 SH       SOLE                  1182178             22460
                                                              2264    50635 SH       OTHER                   49335              1300
DELL INC.                      COM              24702R101    58343  1478543 SH       SOLE                  1454573             23970
                                                              2915    73880 SH       OTHER                   72980               900
EBAY INC                       COM              278642103    43022  1303313 SH       SOLE                  1279098             24215
                                                              2781    84260 SH       OTHER                   79760              4500
ECOLAB INC                     COM              278865100    36769  1136260 SH       SOLE                  1118100             18160
                                                              1722    53215 SH       OTHER                   52915               300
EMC CORP-MASS                  COM              268648102    42378  3091091 SH       SOLE                  3036891             54200
                                                              1360    99260 SH       OTHER                   97460              1800
FASTENAL CO                    COM              311900104      428     7000 SH       SOLE                     7000
                                                               183     3000 SH       OTHER                     600              2400
FISERV, INC.                   COM              337738108    57676  1344758 SH       SOLE                  1322128             22630
                                                              2806    65430 SH       OTHER                   64680               750
GENERAL ELECTRIC CO            COM              369604103    47713  1377002 SH       SOLE                  1372157              4845
                                                              2827    81596 SH       OTHER                   81171               425
GENTEX CORP                    COM              371901109    47880  2630815 SH       SOLE                  2580215             50600
                                                              2344   128800 SH       OTHER                  121800              7000
HARLEY-DAVIDSON INC            COM              412822108    52037  1049141 SH       SOLE                  1028746             20395
                                                              3342    67390 SH       OTHER                   63290              4100
INTEL CORP                     COM              458140100    59006  2267751 SH       SOLE                  2238031             29720
                                                              6016   231213 SH       OTHER                  196413             34800
JOHNSON & JOHNSON              COM              478160104    51938   799050 SH       SOLE                   782245             16805
                                                              4482    68967 SH       OTHER                   58667             10300
MEDTRONIC INC                  COM              585055106    53759  1038022 SH       SOLE                  1016732             21290
                                                              2847    54981 SH       OTHER                   54581               400
MGIC INVT CORP WIS             COM              552848103      241     3700 SH       SOLE                     3700
                                                                65     1000 SH       OTHER                     400               600
MICROSOFT CORP                 COM              594918104    56690  2282211 SH       SOLE                  2248901             33310
                                                              6670   268550 SH       OTHER                  227950             40600
OMNICOM GROUP INC              COM              681919106    49199   616068 SH       SOLE                   606618              9450
                                                              2125    26620 SH       OTHER                   26420               200
PATTERSON COMPANIES INC COM    COM              703395103      488    10835 SH       SOLE                    10835
                                                                72     1600 SH       OTHER                    1600
SLM CORPORATION                COM              78442P106    50724   998514 SH       SOLE                   979869             18645
                                                              2571    50625 SH       OTHER                   49225              1400
STATE STREET CORP              COM              857477103    45918   951685 SH       SOLE                   933950             17735
                                                              2073    42971 SH       OTHER                   42771               200
WALGREEN CO COM                COM              931422109    50974  1108382 SH       SOLE                  1086777             21605
                                                              2784    60545 SH       OTHER                   57245              3300
XTO ENERGY INC COM             COM              98385X106    27266   802192 SH       SOLE                   778297             23895
                                                              1333    39230 SH       OTHER                   38930               300